Comparative figures	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative figures	Comparative figuresCertain comparative figures have been reclassified from statements previously presented to conform to the presentation of the current year.